Other income/(expenses) - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Other Income expenses [Abstract]
Fair value gain on initial recognition	€ 5,483	€ 2,136	€ 1,119
Loss on the subsequent sale	€ 80	€ 260	€ 55